Stock-Based Compensation - Schedule of Restricted Stock Awards (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Restricted Stock Awards [Line Items]
Number of Shares, Beginning balance	6,923	21,619	10,597	75,293	75,293	344,426
Weighted Average Grant Date Fair Value per Price, Outstanding beginning balance	$ 1.9	$ 1.9	$ 1.9	$ 1.97	$ 1.97	$ 1.9
Number of Shares, Issued						150,000
Weighted Average Grant Date Fair Value per Price, Issued						$ 2
Number of Shares, Vested	(3,674)	(3,675)	(7,348)	(57,349)	(64,696)	(419,133)
Weighted Average Grant Date Fair Value per Price, Vested	$ 1.9	$ 1.9	$ 1.9	$ 1.99	$ 1.98	$ 1.92
Number of Shares, Forfeited
Weighted Average Grant Date Fair Value per Price, Forfeited
Number of Shares, Ending balance	3,249	17,944	3,249	17,944	10,597	75,293
Weighted Average Grant Date Fair Value per Price, Ending balance	$ 1.9	$ 1.9	$ 1.9	$ 1.9	$ 1.9	$ 1.97